Mar. 31, 2025
Nuveen Emerging Markets Debt Fund | Nuveen Emerging Markets Debt Fund
SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026